Notes Payable	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Notes Payable

Note 3 Notes Payable

IFRS 39 stipulates that the Company’s financial liabilities be measured at ‘amortized cost’. This is defined as the originally recorded amount: less any principal repayments; plus or minus the cumulative amortization, using the effective interest method’ of any difference between the originally recorded amount and the maturity amount. The various loan amounts, represented by the Notes Payable, have been recorded at their principal amount at the date of each loan, which are deemed to be fair value. No premium was paid on any of these Notes Payable. No transaction costs were incurred in the borrowing of these funds. The interest bearing Notes Payable have their interest cost calculated and recorded monthly. Hence, the use of the measurement of value of the Notes Payable at amortized cost would not be materially different from the amounts presented.

	September 30, 2012	December 31, 2011

Unsecured, interest bearing at 10% per annum	$106,853	73,730
Unsecured, interest bearing at 10% per annum, related party	79,502	41,876

	$186,355	$115,605

These notes are past due and, consequently, are classified as current liabilities.

            All interest incurred on interest bearing notes is included in the Accounts Payable account.